Equity - Dividends Declared and Paid (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 25, 2025	Apr. 11, 2025	Apr. 08, 2025	Apr. 18, 2024	Mar. 22, 2024	Mar. 19, 2024	Mar. 31, 2023	Mar. 27, 2023
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 14,634
Capital stock issued (in shares)	3,469,469,527	3,578,226,270
Total shares (in shares)	17,347,347,635	17,891,131,350
Extraordinary dividend payable	$ 26,919
Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid	14,817	$ 14,697	$ 12,247	$ 32,684	$ 14,817		$ 10,294	$ 14,697		$ 12,247
Extraordinary Shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 32,684	$ 10,294
“B”
Disclosure of classes of share capital [line items]
Dividend declared (in pesos per share)	$ 0.76380	$ 0.73290	$ 0.61070
“B” | Extraordinary Shares
Disclosure of classes of share capital [line items]
Dividend declared (in pesos per share)	1.68480	0.51340
“D”
Disclosure of classes of share capital [line items]
Dividend declared (in pesos per share)	0.95470	0.91610	$ 0.76340
“D” | Extraordinary Shares
Disclosure of classes of share capital [line items]
Dividend declared (in pesos per share)	$ 2.10590	$ 0.64170
“BD” Units
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)	2,052,421,027	2,161,177,770
Total shares (in shares)	10,262,105,135	10,805,888,850
“BD” Units | Ordinary shares
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)	37,236,012
Total shares (in shares)	186,000,000
Coca-Cola FEMSA
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend	100.00%
Coca-Cola FEMSA | Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid	$ 15,462	$ 12,773	$ 12,185			$ 15,462			$ 12,773		$ 12,185